UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/10
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Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Solaris Asset Management
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Address:    598 Madison Avenue - 15th floor
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            New York, NY 10022
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Form 13F File Number:   28-  11942
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stephen B. Wells
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Title:      President
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Phone:      212-582-4500
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Signature, Place, and Date of Signing:

     Stephen B. Wells                  New York, NY                 4/23/2010
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       [Signature]                     [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number    Name

28- 11942
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     100
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Form 13F Information Table Value Total:     $194,940
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number     Name

       28-11942
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Solaris Asset Management
13f
March 31, 2010

                     Column 1            Column 2           Column 3     Column 4        Column 5   Column 6    Column 7    Column 8

                                                                          Value                    Investment     Other      Voting
                  Name of Issuer          Class              Cusip       (x$1000)         Shares   Discretion   Managers   Authority
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AMERICAN TOWER CORP-CL A             Common                029912201         5,394       126,600      Yes          No         Sole
APACHE CORP                          Common                037411105           209         2,064      Yes          No         Sole
APPLE INC                            Common                037833100         7,115        30,275      Yes          No         Sole
ARCHER-DANIELS-MIDLAND CO            Common                039483102         3,899       134,900      Yes          No         Sole
ASBURY AUTOMOTIVE GROUP              Common                043436104           225        16,900      Yes          No         Sole
ASSET MANAGEMENT INVESTMENT CO       Common                0058065             100       109,500      Yes          No         Sole
AT CROSS CO-CL A                     Common                227478104           222        53,256      Yes          No         Sole
BANK OF AMERICA CORP                 Common                060505104         5,717       320,300      Yes          No         Sole
BIG LOTS INC                         Common                089302103           226         6,200      Yes          No         Sole
BLUE COAT SYSTEMS INC                Common                09534T508           242         7,800      Yes          No         Sole
BOARDWALK PIPELINE PARTNERS LP       Ltd Ptn               096627104           202         6,800      Yes          No         Sole
BROADCOM CORP CL A                   Common                111320107         4,660       140,350      Yes          No         Sole
BROCADE COMMUNICATIONS SYS INC       Common                111621306           152        26,700      Yes          No         Sole
BUCKEYE PARTNERS LP                  Ltd Ptn               118230101           252         4,200      Yes          No         Sole
CAL-MAINE FOODS INC                  Common                128030202           251         7,400      Yes          No         Sole
CEDAR SHOPPING CENTERS INC           Common                150602209           313        39,600      Yes          No         Sole
CENTURYTEL INC                       Common                156700106         3,952       111,450      Yes          No         Sole
CITIGROUP INC                        Common                172967101         1,642       405,500      Yes          No         Sole
CLEARWIRE CORP. - CLASS A            Common                18538Q105           223        31,200      Yes          No         Sole
CON-WAY INC                          Common                205944101           239         6,800      Yes          No         Sole
COVENTRY HEALTH CARE INC             Common                222862104           222         9,000      Yes          No         Sole
DECKERS OUTDOOR CORP                 Common                243537107           348         2,525      Yes          No         Sole
DU PONT (E.I.) DE NEMOURS            Common                263534109         5,020       134,800      Yes          No         Sole
EAST WEST BANCORP INC                Common                27579R104           240        13,800      Yes          No         Sole
EL PASO PIPELINE PARTNERS LP         Common                283702108           231         8,300      Yes          No         Sole
ELECTRONIC ARTS INC                  Common                285512109           427        22,892      Yes          No         Sole
EMC CORP/MASS                        Common                268648102         4,512       250,100      Yes          No         Sole
ENERGY TRANSFER EQUITY               Common                29273V100           277         8,200      Yes          No         Sole
ENSCO PLC                            Common                29358Q109         3,815        85,200      Yes          No         Sole
ENTERPRISE PRODUCTS PARTNERS         Common                293792107           201         5,800      Yes          No         Sole
ERTS VESTED OPTIONS                  Common                285512109           721        38,618      Yes          No         Sole
EXPEDITORS INTL WASH INC             Common                302130109           218         5,900      Yes          No         Sole
FIRST HORIZON NATIONAL CORP          Common                320517105         4,630       329,517      Yes          No         Sole
FPL GROUP INC                        Common                302571104         3,695        76,450      Yes          No         Sole
GAP INC                              Common                364760108         4,457       192,855      Yes          No         Sole
GENWORTH FINANCIAL INC CL A          Common                37247D106         5,964       325,200      Yes          No         Sole
GOODRICH CORP                        Common                382388106         1,978        28,050      Yes          No         Sole
GRAFTECH INTERNATIONAL LTD           Common                384313102           152        11,100      Yes          No         Sole
HEALTH MGMT ASSOCIATES INC-A         Common                421933102           258        29,950      Yes          No         Sole
IBERIABANK CORP                      Common                450828108           261         4,350      Yes          No         Sole
ILLUMINA INC                         Common                452327109         4,730       121,600      Yes          No         Sole
INGERSOLL-RAND PLC                   Common                G47791101           994        28,500      Yes          No         Sole
INTEL CORP                           Common                458140100         4,723       211,900      Yes          No         Sole
INTERNATIONAL GAME TECHNOLOGY        Common                459902102         2,935       159,100      Yes          No         Sole
INTL BUSINESS MACHINES CORP          Common                459200101           532         4,149      Yes          No         Sole
KINDER MORGAN MANAGEMENT LLC         Common                49455U100           384         6,547      Yes          No         Sole
LIFE TECHNOLOGIES CORP               Common                53217V109         1,113        21,300      Yes          No         Sole
LINN ENERGY                          Common                536020100           378        14,700      Yes          No         Sole
LUBY'S INC                           Common                549282101           131        33,200      Yes          No         Sole
MAGELLAN MIDSTREAM PARTNERS          Common                559080106           529        11,132      Yes          No         Sole
MANITOWOC CO INC                     Common                563571108           133        10,200      Yes          No         Sole
MARATHON OIL CORP                    Common                565849106         1,247        39,400      Yes          No         Sole
MARKWEST ENERGY PARTNERS LP          Ltd Ptn               570759100           297         9,700      Yes          No         Sole
MEDCO HEALTH SOLUTIONS INC           Common                58405U102         3,480        53,900      Yes          No         Sole
MERCK & CO. INC.                     Common                58933Y105           458        12,250      Yes          No         Sole
METHODE ELECTRONICS INC              Common                591520200           139        14,000      Yes          No         Sole
MICRON TECHNOLOGY INC                Common                595112103         4,866       469,200      Yes          No         Sole
MIDSOUTH BANCORP INC                 Common                598039105           236        14,300      Yes          No         Sole
MONSTER WORLDWIDE INC                Common                611742107           173        10,400      Yes          No         Sole
MORGAN STANLEY COM NEW               Common                617446448         2,188        74,700      Yes          No         Sole
NABORS INDUSTRIES LTD                Common                G6359F103         1,815        92,450      Yes          No         Sole
NATIONAL OILWELL VARCO INC           Common                637071101         3,025        74,550      Yes          No         Sole
NETLOGIC MICROSYSTEMS                Common                64118B100           232         7,900      Yes          No         Sole
NUANCE COMMUNICATIONS INC            Common                67020Y100           231        13,900      Yes          No         Sole
NUSTAR ENERGY LP                     Ltd Ptn               67058H102           212         3,500      Yes          No         Sole
NYSE EURONEXT                        Common                629491101         1,752        59,177      Yes          No         Sole
OLIN CORP                            Common                680665205           283        14,400      Yes          No         Sole
OMNIVISION TECHNOLOGIES INC          Common                682128103           294        17,100      Yes          No         Sole
PACCAR INC                           Common                693718108         4,126        95,200      Yes          No         Sole
PANTRY INC                           Common                698657103           215        17,200      Yes          No         Sole
PARTNERRE LTD                        Common                G6852T105         4,424        55,500      Yes          No         Sole
PEARSON PLC ADR                      Common                705015105         5,488       349,800      Yes          No         Sole
PFIZER INC                           Common                717081103         3,852       224,600      Yes          No         Sole
PHARMERICA CORP                      Common                71714F104           217        11,900      Yes          No         Sole
PINNACLE ENTERTAINMENT INC           Common                723456109           185        19,000      Yes          No         Sole
PROSPERITY BANCSHARES                Common                743606105           223         5,450      Yes          No         Sole
QUALITY SYS INC                      Common                747582104           227         3,700      Yes          No         Sole
RADIAN GROUP INC                     Common                750236101           368        23,500      Yes          No         Sole
RANGE RESOURCES CORP                 Common                75281A109         3,672        78,350      Yes          No         Sole
RITE AID CORP                        Common                767754104            15        10,000      Yes          No         Sole
ROBERT HALF INTL INC                 Common                770323103         5,067       166,500      Yes          No         Sole
SALESFORCE.COM INC                   Common                79466L302         5,003        67,200      Yes          No         Sole
SEAGATE TECHNOLOGY                   Common                G7945J104         3,767       206,300      Yes          No         Sole
SKYWORKS SOLUTIONS INC               Common                83088M102           211        13,500      Yes          No         Sole
SPX CORP                             Common                784635104         5,621        84,750      Yes          No         Sole
STEVEN MADDEN LTD                    Common                556269108           305         6,250      Yes          No         Sole
TOYOTA MOTOR CORP ADR                Common                892331307         4,302        53,500      Yes          No         Sole
UMPQUA HLDGS CORP                    Common                904214103           228        17,200      Yes          No         Sole
UNITEDHEALTH GROUP INC               Common                91324P102         4,198       128,500      Yes          No         Sole
UNIVERSAL HEALTH SERVICES-B          Common                913903100         4,962       141,400      Yes          No         Sole
URSTADT BIDDLE PROPERTIES            Common                917286106           684        48,096      Yes          No         Sole
VALERO ENERGY CORP NEW               Common                91913Y100         2,285       116,000      Yes          No         Sole
VULCAN MATERIALS CO                  Common                929160109         3,926        83,100      Yes          No         Sole
WADDELL & REED FINANCIAL CL A        Common                930059100           243         6,750      Yes          No         Sole
WALGREEN CO                          Common                931422109         3,896       105,050      Yes          No         Sole
WAL-MART STORES INC                  Common                931142103         4,273        76,850      Yes          No         Sole
WEATHERFORD INTL LTD                 Common                H27013103         2,879       181,500      Yes          No         Sole
WELLS FARGO & COMPANY                Common                949746101         4,550       146,200      Yes          No         Sole
WENDYS/ARBYS GROUP INC               Common                950587105         4,863       972,600      Yes          No         Sole
WILLIAMS PARTNERS L P                Ltd Ptn               96950F104           294         7,300      Yes          No         Sole